Wilson Bank Holding Company - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets - Parent Company Only
Balance Sheets
December 31, 2017 and 2016

	Dollars In Thousands
	2017		2016
ASSETS
Cash	$1,589	*	1,678	*
Investment in wholly-owned commercial bank subsidiary	266,159		242,808
Deferred income taxes	178		—
Refundable income taxes	181		169
Total assets	$268,107		244,655
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	$377		35
Total liabilities	$377		35

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 and 15,000,000 shares, respectively, 10,450,711 and 10,319,673 shares issued and outstanding, respectively	$20,901		20,639
Additional paid-in capital	66,047		60,541
Retained earnings	185,017		167,523
Net unrealized losses on available-for-sale securities, net of income taxes of $1,498 and $2,533, respectively	(4,235)		(4,083)
Total stockholders’ equity	267,730		244,620
Total liabilities and stockholders’ equity	$268,107		244,655

*	Eliminated in consolidation.

Statements of Earnings and Comprehensive Earnings - Parent Company Only
Statements of Earnings
Three Years Ended December 31, 2017

	Dollars In Thousands
	2017		2016		2015
Expenses:
Directors’ fees	$334		327		350
Other	805		194		152
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	(1,139)		(521)		(502)
Federal income tax benefits	359		169		198
	(780)		(352)		(304)
Equity in undistributed earnings of commercial bank subsidiary	24,306	*	25,985	*	24,167	*
Net earnings	$23,526		25,633		23,863

*	Eliminated in consolidation

Statements of Cash Flows - Parent Company Only
Statements of Cash Flows
Three Years Ended December 31, 2017
Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2017	2016	2015
Cash flows from operating activities:
Cash paid to suppliers and other	$(447)	(417)	(464)
Tax benefits received	169	198	212
Net cash used in operating activities	(278)	(219)	(252)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	1,500	1,500	2,000
Net cash provided by investing activities	1,500	1,500	2,000
Cash flows from financing activities:
Dividends paid	(6,729)	(5,756)	(4,935)
Proceeds from sale of stock pursuant to dividend reinvestment plan	5,266	4,316	3,511
Proceeds from exercise of stock options	152	152	241
Net cash used in financing activities	(1,311)	(1,288)	(1,183)
Net increase (decrease) in cash and cash equivalents	(89)	(7)	565
Cash and cash equivalents at beginning of year	1,678	1,685	1,120
Cash and cash equivalents at end of year	$1,589	1,678	1,685

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows, Continued
Three Years Ended December 31, 2017
Increase (Decrease) in Cash and Cash Equivalents

	Dollars in Thousands
	2017	2016	2015
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$23,526	25,633	23,863
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(24,306)	(25,985)	(24,167)
Decrease (increase) in refundable income taxes	(12)	29	14
Increase in deferred taxes	(178)	—	—
Share based compensation expense	692	104	38
Total adjustments	(23,804)	(25,852)	(24,115)
Net cash used in operating activities	$(278)	(219)	(252)